Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000078064 | NVIDIA Corp8871644
Holdings [Line Items]
Percent of Total Investments	4.60%
C000078064 | Microsoft Corp8871601
Holdings [Line Items]
Percent of Total Investments	4.50%
C000078064 | Apple Inc8871150
Holdings [Line Items]
Percent of Total Investments	3.90%
C000078064 | Meta Platforms Inc8871586
Holdings [Line Items]
Percent of Total Investments	3.40%
C000078064 | Alphabet Inc8871107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000078064 | Amazon.com Inc8871115
Holdings [Line Items]
Percent of Total Investments	2.20%
C000078064 | Alphabet Inc8871110
Holdings [Line Items]
Percent of Total Investments	1.60%
C000078064 | Johnson & Johnson8871521
Holdings [Line Items]
Percent of Total Investments	1.60%
C000078064 | Citigroup Inc8871245
Holdings [Line Items]
Percent of Total Investments	1.60%
C000078064 | Visa Inc8871876
Holdings [Line Items]
Percent of Total Investments	1.50%
C000078064 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078064 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078064 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078064 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078064 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078064 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078064 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000078064 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000078064 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000078064 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000078064 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000078064 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000078064 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000147400 | NVIDIA Corp8871644
Holdings [Line Items]
Percent of Total Investments	4.60%
C000147400 | Microsoft Corp8871601
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147400 | Apple Inc8871150
Holdings [Line Items]
Percent of Total Investments	3.90%
C000147400 | Meta Platforms Inc8871586
Holdings [Line Items]
Percent of Total Investments	3.40%
C000147400 | Alphabet Inc8871107
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147400 | Amazon.com Inc8871115
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147400 | Alphabet Inc8871110
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147400 | Johnson & Johnson8871521
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147400 | Citigroup Inc8871245
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147400 | Visa Inc8871876
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147400 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147400 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147400 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147400 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147400 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147400 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147400 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000147400 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000147400 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000147400 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000147400 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000147400 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000147400 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000018198 | Citigroup Inc8857148
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018198 | AT&T Inc8857098
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018198 | Comcast Corp8857156
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018198 | Exxon Mobil Corp8857217
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018198 | Kroger Co/The8857331
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018198 | General Motors Co8857248
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018198 | Bank of New York Mellon Corp/The8857103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018198 | Bank of America Corp8857101
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018198 | Pfizer Inc8857422
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018198 | Wells Fargo & Co8857519
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018198 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018198 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018198 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018198 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018198 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018198 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018198 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018198 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000018198 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018198 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000018198 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000018198 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000018198 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018197 | Citigroup Inc8857148
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018197 | AT&T Inc8857098
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018197 | Comcast Corp8857156
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018197 | Exxon Mobil Corp8857217
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018197 | Kroger Co/The8857331
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018197 | General Motors Co8857248
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018197 | Bank of New York Mellon Corp/The8857103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018197 | Bank of America Corp8857101
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018197 | Pfizer Inc8857422
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018197 | Wells Fargo & Co8857519
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018197 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018197 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018197 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018197 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018197 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018197 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018197 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018197 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000018197 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018197 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000018197 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000018197 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000018197 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000147390 | Citigroup Inc8857148
Holdings [Line Items]
Percent of Total Investments	3.20%
C000147390 | AT&T Inc8857098
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147390 | Comcast Corp8857156
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147390 | Exxon Mobil Corp8857217
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147390 | Kroger Co/The8857331
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147390 | General Motors Co8857248
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147390 | Bank of New York Mellon Corp/The8857103
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147390 | Bank of America Corp8857101
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147390 | Pfizer Inc8857422
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147390 | Wells Fargo & Co8857519
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147390 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147390 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147390 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147390 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147390 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000147390 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147390 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000147390 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000147390 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000147390 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000147390 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000147390 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000147390 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018193 | Microsoft Corp8855366
Holdings [Line Items]
Percent of Total Investments	9.20%
C000018193 | NVIDIA Corp8855392
Holdings [Line Items]
Percent of Total Investments	9.10%
C000018193 | Apple Inc8855190
Holdings [Line Items]
Percent of Total Investments	6.50%
C000018193 | Meta Platforms Inc8855360
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018193 | Alphabet Inc8855178
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018193 | Amazon.com Inc8855181
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018193 | Broadcom Inc8855211
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018193 | U.S. Treasury Bill8855490
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018193 | Netflix Inc8855384
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018193 | Alphabet Inc8855179
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018193 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018193 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018193 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018193 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018193 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018193 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018193 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018193 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018193 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018193 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018193 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018193 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000018193 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018193 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018192 | Microsoft Corp8855366
Holdings [Line Items]
Percent of Total Investments	9.20%
C000018192 | NVIDIA Corp8855392
Holdings [Line Items]
Percent of Total Investments	9.10%
C000018192 | Apple Inc8855190
Holdings [Line Items]
Percent of Total Investments	6.50%
C000018192 | Meta Platforms Inc8855360
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018192 | Alphabet Inc8855178
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018192 | Amazon.com Inc8855181
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018192 | Broadcom Inc8855211
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018192 | U.S. Treasury Bill8855490
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018192 | Netflix Inc8855384
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018192 | Alphabet Inc8855179
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018192 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018192 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018192 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018192 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018192 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018192 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018192 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018192 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018192 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018192 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018192 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018192 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000018192 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018192 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147387 | Microsoft Corp8855366
Holdings [Line Items]
Percent of Total Investments	9.20%
C000147387 | NVIDIA Corp8855392
Holdings [Line Items]
Percent of Total Investments	9.10%
C000147387 | Apple Inc8855190
Holdings [Line Items]
Percent of Total Investments	6.50%
C000147387 | Meta Platforms Inc8855360
Holdings [Line Items]
Percent of Total Investments	4.20%
C000147387 | Alphabet Inc8855178
Holdings [Line Items]
Percent of Total Investments	4.20%
C000147387 | Amazon.com Inc8855181
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147387 | Broadcom Inc8855211
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147387 | U.S. Treasury Bill8855490
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147387 | Netflix Inc8855384
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147387 | Alphabet Inc8855179
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147387 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147387 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147387 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147387 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147387 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147387 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147387 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147387 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000147387 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147387 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000147387 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147387 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000147387 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147387 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198269 | NVIDIA Corp8854569
Holdings [Line Items]
Percent of Total Investments	7.00%
C000198269 | Microsoft Corp8854401
Holdings [Line Items]
Percent of Total Investments	6.10%
C000198269 | Apple Inc8860042
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198269 | Amazon.com Inc8859646
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198269 | Meta Platforms Inc8854375
Holdings [Line Items]
Percent of Total Investments	2.60%
C000198269 | Broadcom Inc8857006
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198269 | Alphabet Inc8859605
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198269 | Tesla Inc8855829
Holdings [Line Items]
Percent of Total Investments	2.00%
C000198269 | Alphabet Inc8859619
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198269 | Berkshire Hathaway Inc8856818
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198269 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198269 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198269 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198269 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198269 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000198269 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198269 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000198269 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000198269 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000198269 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000198269 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000198269 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000198269 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000018201 | Microsoft Corp8864538
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018201 | Apple Inc8864035
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018201 | NVIDIA Corp8864593
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018201 | Alphabet Inc8864000
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018201 | Alphabet Inc8864002
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018201 | Meta Platforms Inc8864529
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018201 | Johnson & Johnson8864445
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018201 | Oracle Corp8864611
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018201 | Moody's Corp8864551
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018201 | Broadcom Inc8864097
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018201 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018201 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018201 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018201 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018201 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018201 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018201 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018201 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018201 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000018201 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000018201 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000018201 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000018201 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000147392 | Microsoft Corp8864538
Holdings [Line Items]
Percent of Total Investments	5.80%
C000147392 | Apple Inc8864035
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147392 | NVIDIA Corp8864593
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147392 | Alphabet Inc8864000
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147392 | Alphabet Inc8864002
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147392 | Meta Platforms Inc8864529
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147392 | Johnson & Johnson8864445
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147392 | Oracle Corp8864611
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147392 | Moody's Corp8864551
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147392 | Broadcom Inc8864097
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147392 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147392 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147392 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147392 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147392 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147392 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147392 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000147392 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000147392 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000147392 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000147392 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000147392 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000147392 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000051280 | NVIDIA Corp8856008
Holdings [Line Items]
Percent of Total Investments	7.80%
C000051280 | Microsoft Corp8855791
Holdings [Line Items]
Percent of Total Investments	6.60%
C000051280 | Apple Inc8854372
Holdings [Line Items]
Percent of Total Investments	6.50%
C000051280 | Amazon.com Inc8854338
Holdings [Line Items]
Percent of Total Investments	3.70%
C000051280 | Meta Platforms Inc8855746
Holdings [Line Items]
Percent of Total Investments	2.70%
C000051280 | Broadcom Inc8854442
Holdings [Line Items]
Percent of Total Investments	2.70%
C000051280 | Alphabet Inc8854331
Holdings [Line Items]
Percent of Total Investments	2.40%
C000051280 | Tesla Inc8856526
Holdings [Line Items]
Percent of Total Investments	2.10%
C000051280 | Alphabet Inc8854334
Holdings [Line Items]
Percent of Total Investments	1.90%
C000051280 | Berkshire Hathaway Inc8854421
Holdings [Line Items]
Percent of Total Investments	1.60%
C000051280 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051280 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051280 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051280 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051280 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000051280 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051280 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000051280 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051280 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000051280 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000051280 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000051280 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000051280 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000051282 | NVIDIA Corp8856008
Holdings [Line Items]
Percent of Total Investments	7.80%
C000051282 | Microsoft Corp8855791
Holdings [Line Items]
Percent of Total Investments	6.60%
C000051282 | Apple Inc8854372
Holdings [Line Items]
Percent of Total Investments	6.50%
C000051282 | Amazon.com Inc8854338
Holdings [Line Items]
Percent of Total Investments	3.70%
C000051282 | Meta Platforms Inc8855746
Holdings [Line Items]
Percent of Total Investments	2.70%
C000051282 | Broadcom Inc8854442
Holdings [Line Items]
Percent of Total Investments	2.70%
C000051282 | Alphabet Inc8854331
Holdings [Line Items]
Percent of Total Investments	2.40%
C000051282 | Tesla Inc8856526
Holdings [Line Items]
Percent of Total Investments	2.10%
C000051282 | Alphabet Inc8854334
Holdings [Line Items]
Percent of Total Investments	1.90%
C000051282 | Berkshire Hathaway Inc8854421
Holdings [Line Items]
Percent of Total Investments	1.60%
C000051282 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051282 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051282 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051282 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051282 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000051282 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051282 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000051282 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051282 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000051282 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000051282 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000051282 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000051282 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000078067 | CNO Financial Group Inc8871839
Holdings [Line Items]
Percent of Total Investments	1.30%
C000078067 | Old National Bancorp/IN8872715
Holdings [Line Items]
Percent of Total Investments	1.10%
C000078067 | Jackson Financial Inc8872432
Holdings [Line Items]
Percent of Total Investments	1.10%
C000078067 | Adtalem Global Education Inc8871425
Holdings [Line Items]
Percent of Total Investments	0.90%
C000078067 | ExlService Holdings Inc8872079
Holdings [Line Items]
Percent of Total Investments	0.80%
C000078067 | Stride Inc8873121
Holdings [Line Items]
Percent of Total Investments	0.80%
C000078067 | Bridgebio Pharma Inc8871677
Holdings [Line Items]
Percent of Total Investments	0.80%
C000078067 | UMB Financial Corp8873248
Holdings [Line Items]
Percent of Total Investments	0.70%
C000078067 | Urban Outfitters Inc8873283
Holdings [Line Items]
Percent of Total Investments	0.70%
C000078067 | Columbia Banking System Inc8871859
Holdings [Line Items]
Percent of Total Investments	0.70%
C000078067 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078067 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000078067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000078067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000078067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000078067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000078067 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078067 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147401 | CNO Financial Group Inc8871839
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147401 | Old National Bancorp/IN8872715
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147401 | Jackson Financial Inc8872432
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147401 | Adtalem Global Education Inc8871425
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147401 | ExlService Holdings Inc8872079
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147401 | Stride Inc8873121
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147401 | Bridgebio Pharma Inc8871677
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147401 | UMB Financial Corp8873248
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147401 | Urban Outfitters Inc8873283
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147401 | Columbia Banking System Inc8871859
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147401 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147401 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147401 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000147401 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147401 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147401 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147401 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147401 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000147401 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000147401 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000147401 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147401 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000147401 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000147401 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147401 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018195 | Jackson Financial Inc8855815
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018195 | CNO Financial Group Inc8855627
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018195 | Columbia Banking System Inc8855634
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018195 | Resideo Technologies Inc8855974
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018195 | Old National Bancorp/IN8855908
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018195 | Commercial Metals Co8855636
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018195 | Photronics Inc8855940
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018195 | Sanmina Corp8855995
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018195 | Cleveland-Cliffs Inc8855624
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018195 | Hancock Whitney Corp8855763
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018195 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018195 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018195 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018195 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018195 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018195 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018195 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018195 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000018195 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000018195 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018195 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018195 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000018195 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018195 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018194 | Jackson Financial Inc8855815
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018194 | CNO Financial Group Inc8855627
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018194 | Columbia Banking System Inc8855634
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018194 | Resideo Technologies Inc8855974
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018194 | Old National Bancorp/IN8855908
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018194 | Commercial Metals Co8855636
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018194 | Photronics Inc8855940
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018194 | Sanmina Corp8855995
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018194 | Cleveland-Cliffs Inc8855624
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018194 | Hancock Whitney Corp8855763
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018194 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018194 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018194 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018194 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018194 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018194 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018194 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018194 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000018194 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000018194 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018194 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018194 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000018194 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018194 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147388 | Jackson Financial Inc8855815
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147388 | CNO Financial Group Inc8855627
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147388 | Columbia Banking System Inc8855634
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147388 | Resideo Technologies Inc8855974
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147388 | Old National Bancorp/IN8855908
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147388 | Commercial Metals Co8855636
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147388 | Photronics Inc8855940
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147388 | Sanmina Corp8855995
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147388 | Cleveland-Cliffs Inc8855624
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147388 | Hancock Whitney Corp8855763
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147388 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147388 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147388 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000147388 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000147388 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147388 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147388 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147388 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000147388 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000147388 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000147388 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147388 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000147388 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000147388 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018191 | ExlService Holdings Inc8863401
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018191 | Adtalem Global Education Inc8863094
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018191 | Bridgebio Pharma Inc8863214
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018191 | Stride Inc8863895
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018191 | TTM Technologies Inc8863944
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018191 | Credo Technology Group Holding Ltd8863328
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018191 | UMB Financial Corp8863963
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018191 | Urban Outfitters Inc8863987
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018191 | Primoris Services Corp8863751
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018191 | Sterling Infrastructure Inc8863893
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018191 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018191 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018191 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018191 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018191 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018191 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018191 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018191 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000018191 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000018191 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000018191 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018191 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000018191 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000018190 | ExlService Holdings Inc8863401
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018190 | Adtalem Global Education Inc8863094
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018190 | Bridgebio Pharma Inc8863214
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018190 | Stride Inc8863895
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018190 | TTM Technologies Inc8863944
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018190 | Credo Technology Group Holding Ltd8863328
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018190 | UMB Financial Corp8863963
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018190 | Urban Outfitters Inc8863987
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018190 | Primoris Services Corp8863751
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018190 | Sterling Infrastructure Inc8863893
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018190 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018190 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018190 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018190 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018190 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018190 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018190 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018190 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000018190 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000018190 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000018190 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018190 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000018190 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000147386 | ExlService Holdings Inc8863401
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147386 | Adtalem Global Education Inc8863094
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147386 | Bridgebio Pharma Inc8863214
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147386 | Stride Inc8863895
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147386 | TTM Technologies Inc8863944
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147386 | Credo Technology Group Holding Ltd8863328
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147386 | UMB Financial Corp8863963
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147386 | Urban Outfitters Inc8863987
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147386 | Primoris Services Corp8863751
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147386 | Sterling Infrastructure Inc8863893
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147386 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147386 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147386 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147386 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147386 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147386 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147386 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147386 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000147386 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000147386 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000147386 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147386 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000147386 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000018202 | Jackson Financial Inc8865680
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018202 | Commercial Metals Co8865138
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018202 | ExlService Holdings Inc8865371
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018202 | FNB Corp/PA8865426
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018202 | Lincoln National Corp8865762
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018202 | Columbia Banking System Inc8865132
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018202 | Old National Bancorp/IN8865962
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018202 | Delek US Holdings Inc8865231
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018202 | Astec Industries Inc8864876
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018202 | Urban Outfitters Inc8866461
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018202 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018202 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000018202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000018202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018202 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000018202 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000018202 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147393 | Jackson Financial Inc8865680
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147393 | Commercial Metals Co8865138
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147393 | ExlService Holdings Inc8865371
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147393 | FNB Corp/PA8865426
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147393 | Lincoln National Corp8865762
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147393 | Columbia Banking System Inc8865132
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147393 | Old National Bancorp/IN8865962
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147393 | Delek US Holdings Inc8865231
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147393 | Astec Industries Inc8864876
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147393 | Urban Outfitters Inc8866461
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147393 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147393 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147393 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147393 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000147393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147393 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147393 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000147393 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000147393 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000147393 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147393 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000147393 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000147393 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018199 | Keysight Technologies Inc8864301
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018199 | Synchrony Financial8864555
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018199 | Allstate Corp/The8863853
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018199 | M&T Bank Corp8864339
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018199 | Howmet Aerospace Inc8864263
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018199 | Anglogold Ashanti PLC8863875
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018199 | Gentex Corp8864220
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018199 | AECOM8863827
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018199 | Simon Property Group Inc8864524
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018199 | Veeva Systems Inc8864636
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018199 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018199 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018199 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018199 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018199 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018199 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018199 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018199 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000018199 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018199 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000018199 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018199 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000018199 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018199 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018199 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030067 | Keysight Technologies Inc8864301
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030067 | Synchrony Financial8864555
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030067 | Allstate Corp/The8863853
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030067 | M&T Bank Corp8864339
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030067 | Howmet Aerospace Inc8864263
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030067 | Anglogold Ashanti PLC8863875
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030067 | Gentex Corp8864220
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030067 | AECOM8863827
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030067 | Simon Property Group Inc8864524
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030067 | Veeva Systems Inc8864636
Holdings [Line Items]
Percent of Total Investments	0.90%
C000030067 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030067 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000030067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000030067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030067 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030067 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147391 | Keysight Technologies Inc8864301
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147391 | Synchrony Financial8864555
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147391 | Allstate Corp/The8863853
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147391 | M&T Bank Corp8864339
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147391 | Howmet Aerospace Inc8864263
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147391 | Anglogold Ashanti PLC8863875
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147391 | Gentex Corp8864220
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147391 | AECOM8863827
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147391 | Simon Property Group Inc8864524
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147391 | Veeva Systems Inc8864636
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147391 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147391 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000147391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000147391 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000147391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000147391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000147391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000147391 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147391 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000147391 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000147391 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147391 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018203 | AT&T Inc8864947
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018203 | Cisco Systems Inc8865035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018203 | Verizon Communications Inc8865521
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018203 | Johnson & Johnson8865224
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018203 | Altria Group Inc8864914
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018203 | Electronic Arts Inc8865085
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018203 | Microsoft Corp8865298
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018203 | eBay Inc8865083
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018203 | Bristol-Myers Squibb Co8864990
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018203 | Gilead Sciences Inc8865156
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018203 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018203 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018203 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018203 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018203 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000018203 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018203 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018203 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000036885 | AT&T Inc8864947
Holdings [Line Items]
Percent of Total Investments	2.10%
C000036885 | Cisco Systems Inc8865035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000036885 | Verizon Communications Inc8865521
Holdings [Line Items]
Percent of Total Investments	2.00%
C000036885 | Johnson & Johnson8865224
Holdings [Line Items]
Percent of Total Investments	1.90%
C000036885 | Altria Group Inc8864914
Holdings [Line Items]
Percent of Total Investments	1.80%
C000036885 | Electronic Arts Inc8865085
Holdings [Line Items]
Percent of Total Investments	1.80%
C000036885 | Microsoft Corp8865298
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036885 | eBay Inc8865083
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036885 | Bristol-Myers Squibb Co8864990
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036885 | Gilead Sciences Inc8865156
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036885 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036885 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000036885 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000036885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000036885 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000036885 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000036885 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000036885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000036885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000036885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000036885 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000036885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000036885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000147394 | AT&T Inc8864947
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147394 | Cisco Systems Inc8865035
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147394 | Verizon Communications Inc8865521
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147394 | Johnson & Johnson8865224
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147394 | Altria Group Inc8864914
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147394 | Electronic Arts Inc8865085
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147394 | Microsoft Corp8865298
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147394 | eBay Inc8865083
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147394 | Bristol-Myers Squibb Co8864990
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147394 | Gilead Sciences Inc8865156
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147394 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147394 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147394 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147394 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147394 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147394 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147394 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000147394 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000147394 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000147394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000147394 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000147394 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000147394 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000030063 | AT&T Inc8866218
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030063 | Electronic Arts Inc8866320
Holdings [Line Items]
Percent of Total Investments	1.90%
C000030063 | Johnson & Johnson8866397
Holdings [Line Items]
Percent of Total Investments	1.80%
C000030063 | Cisco Systems Inc8866270
Holdings [Line Items]
Percent of Total Investments	1.80%
C000030063 | Visa Inc8866530
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030063 | Microsoft Corp8866429
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030063 | Novartis AG8867210
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030063 | Koninklijke Ahold Delhaize NV8867052
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030063 | McKesson Corp8866418
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030063 | Motorola Solutions Inc8866435
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030063 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030063 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030063 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030063 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030063 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030063 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030063 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030063 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030063 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030063 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030063 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030063 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000036887 | AT&T Inc8866218
Holdings [Line Items]
Percent of Total Investments	2.00%
C000036887 | Electronic Arts Inc8866320
Holdings [Line Items]
Percent of Total Investments	1.90%
C000036887 | Johnson & Johnson8866397
Holdings [Line Items]
Percent of Total Investments	1.80%
C000036887 | Cisco Systems Inc8866270
Holdings [Line Items]
Percent of Total Investments	1.80%
C000036887 | Visa Inc8866530
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036887 | Microsoft Corp8866429
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036887 | Novartis AG8867210
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036887 | Koninklijke Ahold Delhaize NV8867052
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036887 | McKesson Corp8866418
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036887 | Motorola Solutions Inc8866435
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036887 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000036887 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000036887 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000036887 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000036887 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000036887 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000036887 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000036887 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000036887 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000036887 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000036887 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000036887 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000147396 | AT&T Inc8866218
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147396 | Electronic Arts Inc8866320
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147396 | Johnson & Johnson8866397
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147396 | Cisco Systems Inc8866270
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147396 | Visa Inc8866530
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147396 | Microsoft Corp8866429
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147396 | Novartis AG8867210
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147396 | Koninklijke Ahold Delhaize NV8867052
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147396 | McKesson Corp8866418
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147396 | Motorola Solutions Inc8866435
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147396 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147396 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147396 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147396 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147396 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147396 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147396 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147396 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147396 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147396 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147396 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000147396 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000047774 | Microsoft Corp8866939
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047774 | Cisco Systems Inc8866751
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047774 | AT&T Inc8866682
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047774 | AutoZone Inc8866688
Holdings [Line Items]
Percent of Total Investments	1.90%
C000047774 | Walmart Inc8867093
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047774 | Waste Management Inc8867096
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047774 | Verizon Communications Inc8867084
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047774 | AbbVie Inc8866627
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047774 | Apple Inc8866670
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047774 | Altria Group Inc8866651
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047774 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047774 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047774 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047774 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047774 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000047774 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047774 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000047774 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000047774 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000047774 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000047774 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000047774 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000047774 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000147398 | Microsoft Corp8866939
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147398 | Cisco Systems Inc8866751
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147398 | AT&T Inc8866682
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147398 | AutoZone Inc8866688
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147398 | Walmart Inc8867093
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147398 | Waste Management Inc8867096
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147398 | Verizon Communications Inc8867084
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147398 | AbbVie Inc8866627
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147398 | Apple Inc8866670
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147398 | Altria Group Inc8866651
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147398 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147398 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147398 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147398 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147398 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147398 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147398 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000147398 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000147398 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000147398 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000147398 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000147398 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000147398 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000171910 | Novartis AG8862237
Holdings [Line Items]
Percent of Total Investments	2.00%
C000171910 | Koninklijke Ahold Delhaize NV8862972
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171910 | Orange SA8862434
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171910 | Imperial Brands PLC8862526
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171910 | Tesco PLC8862560
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171910 | Deutsche Telekom AG8862286
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171910 | WH Group Ltd8862601
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171910 | Engie SA8862418
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171910 | Bridgestone Corp8862686
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171910 | Telenor ASA8862047
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171910 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171910 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171910 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000171910 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171910 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171910 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171910 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000171910 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171910 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000171910 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171910 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171910 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171911 | Novartis AG8862237
Holdings [Line Items]
Percent of Total Investments	2.00%
C000171911 | Koninklijke Ahold Delhaize NV8862972
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171911 | Orange SA8862434
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171911 | Imperial Brands PLC8862526
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171911 | Tesco PLC8862560
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171911 | Deutsche Telekom AG8862286
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171911 | WH Group Ltd8862601
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171911 | Engie SA8862418
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171911 | Bridgestone Corp8862686
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171911 | Telenor ASA8862047
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171911 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171911 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171911 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000171911 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171911 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171911 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171911 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000171911 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171911 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000171911 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171911 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171911 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018189 | Welltower Inc8865063
Holdings [Line Items]
Percent of Total Investments	7.20%
C000018189 | American Tower Corp8864897
Holdings [Line Items]
Percent of Total Investments	6.10%
C000018189 | Equinix Inc8864949
Holdings [Line Items]
Percent of Total Investments	5.90%
C000018189 | Prologis Inc8865028
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018189 | Digital Realty Trust Inc8864930
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018189 | Ventas Inc8865054
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018189 | Extra Space Storage Inc8864961
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018189 | UDR Inc8865051
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018189 | Public Storage8865031
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018189 | Healthpeak Properties Inc8864977
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018189 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018189 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000036883 | Welltower Inc8865063
Holdings [Line Items]
Percent of Total Investments	7.20%
C000036883 | American Tower Corp8864897
Holdings [Line Items]
Percent of Total Investments	6.10%
C000036883 | Equinix Inc8864949
Holdings [Line Items]
Percent of Total Investments	5.90%
C000036883 | Prologis Inc8865028
Holdings [Line Items]
Percent of Total Investments	4.80%
C000036883 | Digital Realty Trust Inc8864930
Holdings [Line Items]
Percent of Total Investments	4.70%
C000036883 | Ventas Inc8865054
Holdings [Line Items]
Percent of Total Investments	3.90%
C000036883 | Extra Space Storage Inc8864961
Holdings [Line Items]
Percent of Total Investments	3.70%
C000036883 | UDR Inc8865051
Holdings [Line Items]
Percent of Total Investments	2.60%
C000036883 | Public Storage8865031
Holdings [Line Items]
Percent of Total Investments	2.60%
C000036883 | Healthpeak Properties Inc8864977
Holdings [Line Items]
Percent of Total Investments	2.50%
C000036883 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000036883 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000147385 | Welltower Inc8865063
Holdings [Line Items]
Percent of Total Investments	7.20%
C000147385 | American Tower Corp8864897
Holdings [Line Items]
Percent of Total Investments	6.10%
C000147385 | Equinix Inc8864949
Holdings [Line Items]
Percent of Total Investments	5.90%
C000147385 | Prologis Inc8865028
Holdings [Line Items]
Percent of Total Investments	4.80%
C000147385 | Digital Realty Trust Inc8864930
Holdings [Line Items]
Percent of Total Investments	4.70%
C000147385 | Ventas Inc8865054
Holdings [Line Items]
Percent of Total Investments	3.90%
C000147385 | Extra Space Storage Inc8864961
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147385 | UDR Inc8865051
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147385 | Public Storage8865031
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147385 | Healthpeak Properties Inc8864977
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147385 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000018187 | U.S. Treasury Notes8860808
Holdings [Line Items]
Percent of Total Investments	5.10%
C000018187 | U.S. Treasury Bonds8860800
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018187 | U.S. Treasury Bonds8860797
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018187 | U.S. Treasury Notes8860271
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018187 | U.S. Treasury Notes8860811
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018187 | U.S. Treasury Bills8860130
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018187 | U.S. Treasury Notes8860814
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018187 | U.S. Treasury Bills8860126
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018187 | U.S. Treasury Notes8860543
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018187 | U.S. Treasury Bonds8860996
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018187 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018187 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018187 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000018187 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018187 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018187 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018187 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018187 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018187 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018187 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018187 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000018186 | U.S. Treasury Notes8860808
Holdings [Line Items]
Percent of Total Investments	5.10%
C000018186 | U.S. Treasury Bonds8860800
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018186 | U.S. Treasury Bonds8860797
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018186 | U.S. Treasury Notes8860271
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018186 | U.S. Treasury Notes8860811
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018186 | U.S. Treasury Bills8860130
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018186 | U.S. Treasury Notes8860814
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018186 | U.S. Treasury Bills8860126
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018186 | U.S. Treasury Notes8860543
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018186 | U.S. Treasury Bonds8860996
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018186 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018186 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018186 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018186 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018186 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018186 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018186 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000018186 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018186 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018186 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018186 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018186 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018186 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018186 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018186 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000147384 | U.S. Treasury Notes8860808
Holdings [Line Items]
Percent of Total Investments	5.10%
C000147384 | U.S. Treasury Bonds8860800
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147384 | U.S. Treasury Bonds8860797
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147384 | U.S. Treasury Notes8860271
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147384 | U.S. Treasury Notes8860811
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147384 | U.S. Treasury Bills8860130
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147384 | U.S. Treasury Notes8860814
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147384 | U.S. Treasury Bills8860126
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147384 | U.S. Treasury Notes8860543
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147384 | U.S. Treasury Bonds8860996
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147384 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147384 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147384 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147384 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000147384 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147384 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147384 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147384 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147384 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147384 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147384 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000147384 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000018196 | CCO Holdings8856402
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018196 | X Corp., Tranche B-3 Term Loan, 1st Lien8858240
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018196 | 1261229 BC8856854
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018196 | NRG Energy8857107
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018196 | Level 3 Financing8856950
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Benefit Street Partners CLO V-B8857947
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Venture Global LNG8857661
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | EchoStar8856573
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Voya CLO8858056
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | CCO Holdings8856403
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018196 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018196 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018196 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018196 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018196 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018196 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018196 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018196 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018196 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018196 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000018196 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018196 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018196 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018196 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018196 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018196 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018196 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018196 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018196 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000036884 | CCO Holdings8856402
Holdings [Line Items]
Percent of Total Investments	0.70%
C000036884 | X Corp., Tranche B-3 Term Loan, 1st Lien8858240
Holdings [Line Items]
Percent of Total Investments	0.60%
C000036884 | 1261229 BC8856854
Holdings [Line Items]
Percent of Total Investments	0.50%
C000036884 | NRG Energy8857107
Holdings [Line Items]
Percent of Total Investments	0.50%
C000036884 | Level 3 Financing8856950
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Benefit Street Partners CLO V-B8857947
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Venture Global LNG8857661
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | EchoStar8856573
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Voya CLO8858056
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | CCO Holdings8856403
Holdings [Line Items]
Percent of Total Investments	0.40%
C000036884 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000036884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000036884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000036884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000036884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000036884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000036884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000036884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000036884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000036884 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000036884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000036884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000036884 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000036884 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036884 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000036884 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000036884 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036884 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000036884 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147389 | CCO Holdings8856402
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147389 | X Corp., Tranche B-3 Term Loan, 1st Lien8858240
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147389 | 1261229 BC8856854
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147389 | NRG Energy8857107
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147389 | Level 3 Financing8856950
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Benefit Street Partners CLO V-B8857947
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Venture Global LNG8857661
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | EchoStar8856573
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Voya CLO8858056
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | CCO Holdings8856403
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147389 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147389 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147389 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000147389 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000147389 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147389 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147389 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000147389 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000147389 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147389 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000147389 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000147389 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147389 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147389 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147389 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000147389 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000147389 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147389 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147389 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167937 | TD Securities8857895
Holdings [Line Items]
Percent of Total Investments	11.00%
C000167937 | Goldman Sachs & Co8857891
Holdings [Line Items]
Percent of Total Investments	7.00%
C000167937 | Bank of America Securities8857888
Holdings [Line Items]
Percent of Total Investments	5.00%
C000167937 | Landesbank Baden-Wurttemberg8857780
Holdings [Line Items]
Percent of Total Investments	3.50%
C000167937 | Sumitomo Mitsui Trust8857639
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167937 | Nedelandse Waterschapsbank8857839
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167937 | Concord Minutemen Capital8857747
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167937 | Lloyds Bank8857782
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167937 | DZ Bank8857764
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167937 | Sumitomo Mitsui Trust8857873
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167937 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167937 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000167937 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000167937 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000167938 | TD Securities8857895
Holdings [Line Items]
Percent of Total Investments	11.00%
C000167938 | Goldman Sachs & Co8857891
Holdings [Line Items]
Percent of Total Investments	7.00%
C000167938 | Bank of America Securities8857888
Holdings [Line Items]
Percent of Total Investments	5.00%
C000167938 | Landesbank Baden-Wurttemberg8857780
Holdings [Line Items]
Percent of Total Investments	3.50%
C000167938 | Sumitomo Mitsui Trust8857639
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167938 | Nedelandse Waterschapsbank8857839
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167938 | Concord Minutemen Capital8857747
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167938 | Lloyds Bank8857782
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167938 | DZ Bank8857764
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167938 | Sumitomo Mitsui Trust8857873
Holdings [Line Items]
Percent of Total Investments	1.00%
C000167938 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000167938 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167938 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000167938 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000167938 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000167939 | Iowa State, Finance Authority, Disaster Area Economic Development8858055
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167939 | Wanaque8858017
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167939 | Lucie County8858093
Holdings [Line Items]
Percent of Total Investments	3.50%
C000167939 | Gainesville, Utilities System Revenue8858042
Holdings [Line Items]
Percent of Total Investments	3.10%
C000167939 | Lincoln, Electric System Revenue8857969
Holdings [Line Items]
Percent of Total Investments	2.50%
C000167939 | New York City8858077
Holdings [Line Items]
Percent of Total Investments	2.50%
C000167939 | Pennsylvania State, Higher Educational Facilities Authority8858084
Holdings [Line Items]
Percent of Total Investments	2.30%
C000167939 | Mississippi State, Business Finance8858071
Holdings [Line Items]
Percent of Total Investments	2.30%
C000167939 | Colorado State, Health Facilities Authority8858030
Holdings [Line Items]
Percent of Total Investments	2.20%
C000167939 | Massachusetts Bay, Transportation Authority8857980
Holdings [Line Items]
Percent of Total Investments	2.10%
C000167939 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000167939 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000167940 | Iowa State, Finance Authority, Disaster Area Economic Development8858055
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167940 | Wanaque8858017
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167940 | Lucie County8858093
Holdings [Line Items]
Percent of Total Investments	3.50%
C000167940 | Gainesville, Utilities System Revenue8858042
Holdings [Line Items]
Percent of Total Investments	3.10%
C000167940 | Lincoln, Electric System Revenue8857969
Holdings [Line Items]
Percent of Total Investments	2.50%
C000167940 | New York City8858077
Holdings [Line Items]
Percent of Total Investments	2.50%
C000167940 | Pennsylvania State, Higher Educational Facilities Authority8858084
Holdings [Line Items]
Percent of Total Investments	2.30%
C000167940 | Mississippi State, Business Finance8858071
Holdings [Line Items]
Percent of Total Investments	2.30%
C000167940 | Colorado State, Health Facilities Authority8858030
Holdings [Line Items]
Percent of Total Investments	2.20%
C000167940 | Massachusetts Bay, Transportation Authority8857980
Holdings [Line Items]
Percent of Total Investments	2.10%
C000167940 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000167940 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000036881 | U.S. Treasury Inflation Protected Securities8866666
Holdings [Line Items]
Percent of Total Investments	6.70%
C000036881 | U.S. Treasury Inflation Protected Securities8866669
Holdings [Line Items]
Percent of Total Investments	6.50%
C000036881 | U.S. Treasury Inflation Protected Securities8866672
Holdings [Line Items]
Percent of Total Investments	6.40%
C000036881 | U.S. Treasury Inflation Protected Securities8866720
Holdings [Line Items]
Percent of Total Investments	6.20%
C000036881 | U.S. Treasury Inflation Protected Securities8866708
Holdings [Line Items]
Percent of Total Investments	5.90%
C000036881 | U.S. Treasury Inflation Protected Securities8866711
Holdings [Line Items]
Percent of Total Investments	5.80%
C000036881 | U.S. Treasury Inflation Protected Securities8866687
Holdings [Line Items]
Percent of Total Investments	5.70%
C000036881 | U.S. Treasury Inflation Protected Securities8866690
Holdings [Line Items]
Percent of Total Investments	5.70%
C000036881 | U.S. Treasury Inflation Protected Securities8866675
Holdings [Line Items]
Percent of Total Investments	5.60%
C000036881 | U.S. Treasury Inflation Protected Securities8866684
Holdings [Line Items]
Percent of Total Investments	5.20%
C000036881 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000036881 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000147397 | U.S. Treasury Inflation Protected Securities8866666
Holdings [Line Items]
Percent of Total Investments	6.70%
C000147397 | U.S. Treasury Inflation Protected Securities8866669
Holdings [Line Items]
Percent of Total Investments	6.50%
C000147397 | U.S. Treasury Inflation Protected Securities8866672
Holdings [Line Items]
Percent of Total Investments	6.40%
C000147397 | U.S. Treasury Inflation Protected Securities8866720
Holdings [Line Items]
Percent of Total Investments	6.20%
C000147397 | U.S. Treasury Inflation Protected Securities8866708
Holdings [Line Items]
Percent of Total Investments	5.90%
C000147397 | U.S. Treasury Inflation Protected Securities8866711
Holdings [Line Items]
Percent of Total Investments	5.80%
C000147397 | U.S. Treasury Inflation Protected Securities8866687
Holdings [Line Items]
Percent of Total Investments	5.70%
C000147397 | U.S. Treasury Inflation Protected Securities8866690
Holdings [Line Items]
Percent of Total Investments	5.70%
C000147397 | U.S. Treasury Inflation Protected Securities8866675
Holdings [Line Items]
Percent of Total Investments	5.60%
C000147397 | U.S. Treasury Inflation Protected Securities8866684
Holdings [Line Items]
Percent of Total Investments	5.20%
C000147397 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147397 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000158774 | NVIDIA Corp8859912
Holdings [Line Items]
Percent of Total Investments	5.80%
C000158774 | U.S. Treasury Bills8850595
Holdings [Line Items]
Percent of Total Investments	5.50%
C000158774 | Microsoft Corp8859850
Holdings [Line Items]
Percent of Total Investments	4.90%
C000158774 | Apple Inc8859271
Holdings [Line Items]
Percent of Total Investments	4.80%
C000158774 | Amazon.com Inc8859244
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158774 | Meta Platforms Inc8859836
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158774 | Broadcom Inc8859343
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158774 | Alphabet Inc8859238
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158774 | RECV RECV OIS 4.35 11/02/20318859239
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158774 | Tesla Inc8860093
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158774 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158774 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158774 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158774 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158774 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158774 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158774 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158774 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158774 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158774 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000158774 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158774 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158774 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000158774 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158774 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158774 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158774 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158774 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158775 | NVIDIA Corp8859912
Holdings [Line Items]
Percent of Total Investments	5.80%
C000158775 | U.S. Treasury Bills8850595
Holdings [Line Items]
Percent of Total Investments	5.50%
C000158775 | Microsoft Corp8859850
Holdings [Line Items]
Percent of Total Investments	4.90%
C000158775 | Apple Inc8859271
Holdings [Line Items]
Percent of Total Investments	4.80%
C000158775 | Amazon.com Inc8859244
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158775 | Meta Platforms Inc8859836
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158775 | Broadcom Inc8859343
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158775 | Alphabet Inc8859238
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158775 | RECV RECV OIS 4.35 11/02/20318859239
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158775 | Tesla Inc8860093
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158775 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158775 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158775 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158775 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158775 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158775 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158775 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158775 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158775 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158775 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000158775 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158775 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158775 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000158775 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158775 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158775 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158775 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158775 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085250 | Merger Fund8866736
Holdings [Line Items]
Percent of Total Investments	20.20%
C000085250 | Garda World Security8867239
Holdings [Line Items]
Percent of Total Investments	1.70%
C000085250 | LKQ Corp8866928
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085250 | EquipmentShare.com8867171
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085250 | Parsons Corp8866934
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085250 | Rocket Software8867224
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085250 | Wynn Las Vegas8867236
Holdings [Line Items]
Percent of Total Investments	1.00%
C000085250 | Aethon United BR8867147
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | U.S. Treasury Bills8867259
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | EVERUS CONSTRUCTION GROUP8866847
Holdings [Line Items]
Percent of Total Investments	0.90%
C000085250 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000085250 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085250 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000085250 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000085250 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085250 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085250 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000085250 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085250 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000085250 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085250 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085250 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000085250 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085250 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000085250 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000085250 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000085250 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085250 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085250 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000085250 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Merger Fund8866736
Holdings [Line Items]
Percent of Total Investments	20.20%
C000147402 | Garda World Security8867239
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147402 | LKQ Corp8866928
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147402 | EquipmentShare.com8867171
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147402 | Parsons Corp8866934
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147402 | Rocket Software8867224
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147402 | Wynn Las Vegas8867236
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147402 | Aethon United BR8867147
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | U.S. Treasury Bills8867259
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | EVERUS CONSTRUCTION GROUP8866847
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147402 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000147402 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147402 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000147402 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147402 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147402 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147402 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000147402 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147402 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147402 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147402 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147402 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147402 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147402 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000147402 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000147402 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147402 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147402 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147402 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147402 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109624 | U.S. Treasury Bills8850445
Holdings [Line Items]
Percent of Total Investments	6.80%
C000109624 | U.S. Treasury Bills8850443
Holdings [Line Items]
Percent of Total Investments	6.70%
C000109624 | U.S. Treasury Bills8850447
Holdings [Line Items]
Percent of Total Investments	6.50%
C000109624 | NVIDIA Corp8867451
Holdings [Line Items]
Percent of Total Investments	4.50%
C000109624 | U.S. Treasury Bills8850427
Holdings [Line Items]
Percent of Total Investments	3.10%
C000109624 | U.S. Treasury Bills8867453
Holdings [Line Items]
Percent of Total Investments	3.00%
C000109624 | U.S. Treasury Bills8867419
Holdings [Line Items]
Percent of Total Investments	2.50%
C000109624 | U.S. Treasury Inflation Protected Securities8867376
Holdings [Line Items]
Percent of Total Investments	2.10%
C000109624 | U.S. Treasury Inflation Protected Securities8867383
Holdings [Line Items]
Percent of Total Investments	2.00%
C000109624 | U.S. Treasury Inflation Protected Securities8867373
Holdings [Line Items]
Percent of Total Investments	2.00%
C000109624 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109624 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000109624 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000109624 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109624 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109624 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109624 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109624 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000147403 | U.S. Treasury Bills8850445
Holdings [Line Items]
Percent of Total Investments	6.80%
C000147403 | U.S. Treasury Bills8850443
Holdings [Line Items]
Percent of Total Investments	6.70%
C000147403 | U.S. Treasury Bills8850447
Holdings [Line Items]
Percent of Total Investments	6.50%
C000147403 | NVIDIA Corp8867451
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147403 | U.S. Treasury Bills8850427
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147403 | U.S. Treasury Bills8867453
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147403 | U.S. Treasury Bills8867419
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147403 | U.S. Treasury Inflation Protected Securities8867376
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147403 | U.S. Treasury Inflation Protected Securities8867383
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147403 | U.S. Treasury Inflation Protected Securities8867373
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147403 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147403 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000147403 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000147403 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147403 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000147403 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147403 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000109625 | SPDR Blackstone Senior Loan ETF8867577
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109625 | U.S. Treasury Bill8868150
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109625 | Invesco Senior Loan ETF8867573
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109625 | Johnson & Johnson8867827
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | Altria Group Inc8867746
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | Pfizer Inc8867857
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | DBS Group Holdings Ltd8867717
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | AbbVie Inc8867743
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | CME Group Inc8867779
Holdings [Line Items]
Percent of Total Investments	0.50%
C000109625 | Novartis AG8867541
Holdings [Line Items]
Percent of Total Investments	0.40%
C000109625 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109625 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000109625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109625 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000109625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109625 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109625 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109625 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000109625 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109625 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000109625 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109625 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109625 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109625 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000147404 | SPDR Blackstone Senior Loan ETF8867577
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147404 | U.S. Treasury Bill8868150
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147404 | Invesco Senior Loan ETF8867573
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147404 | Johnson & Johnson8867827
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | Altria Group Inc8867746
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | Pfizer Inc8867857
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | DBS Group Holdings Ltd8867717
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | AbbVie Inc8867743
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | CME Group Inc8867779
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147404 | Novartis AG8867541
Holdings [Line Items]
Percent of Total Investments	0.40%
C000147404 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147404 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000147404 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147404 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147404 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147404 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000147404 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147404 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000147404 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000147404 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147404 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147404 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000109626 | U.S. Treasury Inflation Protected Securities8868145
Holdings [Line Items]
Percent of Total Investments	15.00%
C000109626 | U.S. Treasury Inflation Protected Securities8868151
Holdings [Line Items]
Percent of Total Investments	9.10%
C000109626 | U.S. Treasury Inflation Protected Securities8868141
Holdings [Line Items]
Percent of Total Investments	3.60%
C000109626 | U.S. Treasury Bills8850567
Holdings [Line Items]
Percent of Total Investments	2.50%
C000109626 | Exxon Mobil Corp8868605
Holdings [Line Items]
Percent of Total Investments	2.10%
C000109626 | U.S. Treasury Bills8850560
Holdings [Line Items]
Percent of Total Investments	2.00%
C000109626 | U.S. Treasury Bills8850564
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109626 | U.S. Treasury Notes8850534
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109626 | U.S. Treasury Bills8850573
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109626 | U.S. Treasury Bills8850568
Holdings [Line Items]
Percent of Total Investments	1.70%
C000109626 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109626 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109626 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109626 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109626 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109626 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000109626 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109626 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109626 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109626 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109626 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109626 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000109626 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000109626 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109626 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109626 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109626 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109626 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109626 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000109626 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000109626 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109626 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109626 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109626 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000109626 | Foreign Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147405 | U.S. Treasury Inflation Protected Securities8868145
Holdings [Line Items]
Percent of Total Investments	15.00%
C000147405 | U.S. Treasury Inflation Protected Securities8868151
Holdings [Line Items]
Percent of Total Investments	9.10%
C000147405 | U.S. Treasury Inflation Protected Securities8868141
Holdings [Line Items]
Percent of Total Investments	3.60%
C000147405 | U.S. Treasury Bills8850567
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147405 | Exxon Mobil Corp8868605
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147405 | U.S. Treasury Bills8850560
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147405 | U.S. Treasury Bills8850564
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147405 | U.S. Treasury Notes8850534
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147405 | U.S. Treasury Bills8850573
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147405 | U.S. Treasury Bills8850568
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147405 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147405 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147405 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147405 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147405 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147405 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147405 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147405 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147405 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147405 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147405 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147405 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147405 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000147405 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147405 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147405 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147405 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147405 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147405 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147405 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147405 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147405 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000147405 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147405 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000147405 | Foreign Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109627 | U.S. Treasury Bills8869976
Holdings [Line Items]
Percent of Total Investments	8.90%
C000109627 | U.S. Treasury Bills8869982
Holdings [Line Items]
Percent of Total Investments	7.80%
C000109627 | U.S. Treasury Bills8869979
Holdings [Line Items]
Percent of Total Investments	6.70%
C000109627 | Broadcom Inc8869911
Holdings [Line Items]
Percent of Total Investments	4.50%
C000109627 | NVIDIA Corp8869934
Holdings [Line Items]
Percent of Total Investments	3.80%
C000109627 | U.S. Treasury Inflation Protected Securities8869950
Holdings [Line Items]
Percent of Total Investments	2.40%
C000109627 | U.S. Treasury Inflation Protected Securities8869930
Holdings [Line Items]
Percent of Total Investments	2.30%
C000109627 | U.S. Treasury Inflation Protected Securities8869965
Holdings [Line Items]
Percent of Total Investments	2.20%
C000109627 | U.S. Treasury Inflation Protected Securities8869906
Holdings [Line Items]
Percent of Total Investments	2.00%
C000109627 | SPDR Portfolio S&P 500 ETF8869828
Holdings [Line Items]
Percent of Total Investments	1.70%
C000109627 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109627 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109627 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000109627 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000109627 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000109627 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000147406 | U.S. Treasury Bills8869976
Holdings [Line Items]
Percent of Total Investments	8.90%
C000147406 | U.S. Treasury Bills8869982
Holdings [Line Items]
Percent of Total Investments	7.80%
C000147406 | U.S. Treasury Bills8869979
Holdings [Line Items]
Percent of Total Investments	6.70%
C000147406 | Broadcom Inc8869911
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147406 | NVIDIA Corp8869934
Holdings [Line Items]
Percent of Total Investments	3.80%
C000147406 | U.S. Treasury Inflation Protected Securities8869950
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147406 | U.S. Treasury Inflation Protected Securities8869930
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147406 | U.S. Treasury Inflation Protected Securities8869965
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147406 | U.S. Treasury Inflation Protected Securities8869906
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147406 | SPDR Portfolio S&P 500 ETF8869828
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147406 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147406 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147406 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000147406 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000147406 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000147406 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	21.90%